The Nightview Fund
Schedule of Investments
April 30, 2025 (Unaudited)
COMMON STOCKS — 99.66% Shares Fair Value
Communications — 7.89%
Meta Platforms, Inc., Class A 1,411 $ 774,639
Netflix, Inc.
(a)
877 992,518
1,767,157
Consumer Discretionary — 61.80%
Airbnb, Inc., Class A
(a)
7,876 960,242
Alibaba Group Holding Ltd. - ADR 12,910 1,541,841
Amazon.com, Inc.
(a)
14,316 2,640,157
Axon Enterprise, Inc.
(a)
1,575 965,948
Hyatt Hotels Corp., Class A 8,937 1,007,021
Las Vegas Sands Corp. 21,036 771,390
Tesla, Inc.
(a)
15,959 4,502,991
Wynn Resorts Ltd. 18,045 1,449,194
13,838,784
Financials — 14.03%
Charles Schwab Corp. (The) 12,494 1,017,012
Goldman Sachs Group, Inc. (The) 1,943 1,063,890
Morgan Stanley 9,203 1,062,210
3,143,112
Industrials — 4.74%
Deere & Co. 2,290 1,061,552
1,061,552
Technology — 11.20%
Qualcomm, Inc. 4,657 691,378
Shopify, Inc., Class A
(a)
8,959 851,105
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR 5,798 966,469
2,508,952
Total Common Stocks (Cost $16,199,426) 22,319,557
Other Assets in Excess of Liabilities — 0.34% 76,471
NET ASSETS — 100.00% $ 22,396,028
(a) Non-income producing security.
ADR - American Depositary Receipt.